Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS
At March 31, 2025
(unaudited)

	Shares	Value
COMMON STOCKS - 58.3%
Aerospace & Defense - 1.2%
Howmet Aerospace, Inc.	45,629	$ 5,919,450
RTX Corp.	28,119	3,724,643
Textron, Inc.	23,158	1,673,166
TransDigm Group, Inc.	3,481	4,815,232
		16,132,491
Air Freight & Logistics - 0.4%
FedEx Corp.	7,858	1,915,623
United Parcel Service, Inc., Class B	33,793	3,716,892
		5,632,515
Automobile Components - 0.0% (A)
Aptiv PLC (B)	10,769	640,756
Automobiles - 0.8%
Tesla, Inc. (B)	43,911	11,379,975
Banks - 2.1%
Bank of America Corp.	212,369	8,862,158
Citigroup, Inc.	42,317	3,004,084
Fifth Third Bancorp	85,402	3,347,758
Truist Financial Corp.	73,893	3,040,697
U.S. Bancorp	55,108	2,326,660
Wells Fargo & Co.	111,202	7,983,192
		28,564,549
Beverages - 1.2%
Coca-Cola Co.	77,443	5,546,468
Keurig Dr. Pepper, Inc.	87,611	2,998,048
PepsiCo, Inc.	51,693	7,750,849
		16,295,365
Biotechnology - 1.4%
AbbVie, Inc.	49,015	10,269,623
Neurocrine Biosciences, Inc. (B)	5,136	568,042
Regeneron Pharmaceuticals, Inc.	5,399	3,424,208
Sarepta Therapeutics, Inc. (B)	2,497	159,358
Vertex Pharmaceuticals, Inc. (B)	8,168	3,960,010
		18,381,241
Broadline Retail - 2.5%
Amazon.com, Inc. (B)	175,063	33,307,486
Building Products - 0.9%
Carrier Global Corp.	52,298	3,315,693
Masco Corp.	28,692	1,995,242
Trane Technologies PLC	20,743	6,988,731
		12,299,666
Capital Markets - 1.2%
Ameriprise Financial, Inc.	6,361	3,079,424
Charles Schwab Corp.	49,736	3,893,334
CME Group, Inc.	16,053	4,258,700
Goldman Sachs Group, Inc.	7,598	4,150,711
KKR & Co., Inc.	11,937	1,380,037
		16,762,206
Chemicals - 1.0%
Dow, Inc.	53,777	1,877,893
	Shares	Value
COMMON STOCKS (continued)
Chemicals (continued)
Linde PLC	15,171	$ 7,064,224
LyondellBasell Industries NV, Class A	22,767	1,602,797
PPG Industries, Inc.	18,633	2,037,518
Sherwin-Williams Co.	2,472	863,198
		13,445,630
Communications Equipment - 0.2%
Arista Networks, Inc. (B)	20,013	1,550,607
Motorola Solutions, Inc.	2,830	1,239,003
		2,789,610
Construction Materials - 0.1%
Martin Marietta Materials, Inc.	2,595	1,240,747
Consumer Finance - 0.3%
American Express Co.	12,553	3,377,385
Capital One Financial Corp.	6,335	1,135,865
		4,513,250
Consumer Staples Distribution & Retail - 0.5%
Costco Wholesale Corp.	4,408	4,168,998
Walmart, Inc.	24,911	2,186,937
		6,355,935
Diversified Telecommunication Services - 0.3%
AT&T, Inc.	138,080	3,904,902
Electric Utilities - 1.4%
Entergy Corp.	7,131	609,629
NextEra Energy, Inc.	94,640	6,709,030
NRG Energy, Inc.	3,595	343,179
PG&E Corp.	203,247	3,491,783
Southern Co.	79,212	7,283,543
		18,437,164
Electrical Equipment - 0.2%
Eaton Corp. PLC	10,486	2,850,409
Electronic Equipment, Instruments & Components - 0.1%
TE Connectivity PLC	5,197	734,440
Energy Equipment & Services - 0.2%
Baker Hughes Co.	51,964	2,283,818
Entertainment - 0.5%
Netflix, Inc. (B)	2,674	2,493,585
Walt Disney Co.	36,849	3,636,996
Warner Music Group Corp., Class A	26,419	828,236
		6,958,817
Financial Services - 3.9%
Berkshire Hathaway, Inc., Class B (B)	26,912	14,332,793
Corpay, Inc. (B)	11,029	3,846,033
Fidelity National Information Services, Inc.	48,005	3,585,014
Mastercard, Inc., Class A	27,036	14,818,972
Toast, Inc., Class A (B)	29,525	979,344
Visa, Inc., Class A	40,652	14,246,900
WEX, Inc. (B)	2,341	367,584
		52,176,640
Transamerica Series Trust

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)
At March 31, 2025
(unaudited)
	Shares	Value
COMMON STOCKS (continued)
Food Products - 0.4%
Mondelez International, Inc., Class A	84,392	$ 5,725,997
Ground Transportation - 0.6%
CSX Corp.	109,891	3,234,092
Uber Technologies, Inc. (B)	61,449	4,477,174
		7,711,266
Health Care Equipment & Supplies - 1.5%
Abbott Laboratories	11,725	1,555,321
Baxter International, Inc.	14,874	509,137
Boston Scientific Corp. (B)	49,219	4,965,213
Edwards Lifesciences Corp. (B)	29,347	2,127,071
Medtronic PLC	49,286	4,428,840
Stryker Corp.	16,536	6,155,526
		19,741,108
Health Care Providers & Services - 1.4%
Cigna Group	9,427	3,101,483
HCA Healthcare, Inc.	2,708	935,749
Humana, Inc.	4,870	1,288,602
McKesson Corp.	2,203	1,482,597
UnitedHealth Group, Inc.	22,894	11,990,733
		18,799,164
Health Care REITs - 0.5%
Alexandria Real Estate Equities, Inc.	4,173	386,044
Ventas, Inc.	59,914	4,119,687
Welltower, Inc.	16,661	2,552,632
		7,058,363
Hotels, Restaurants & Leisure - 2.2%
Booking Holdings, Inc.	643	2,962,243
Carnival Corp. (B)	52,051	1,016,556
Chipotle Mexican Grill, Inc. (B)	79,058	3,969,502
DoorDash, Inc., Class A (B)	6,846	1,251,244
Expedia Group, Inc.	14,250	2,395,425
Hilton Worldwide Holdings, Inc.	15,373	3,498,126
McDonald's Corp.	26,572	8,300,296
Royal Caribbean Cruises Ltd.	6,727	1,381,995
Yum! Brands, Inc.	29,190	4,593,338
		29,368,725
Household Durables - 0.1%
Lennar Corp., Class A	8,264	948,542
Household Products - 0.2%
Church & Dwight Co., Inc.	21,412	2,357,247
Independent Power & Renewable Electricity Producers - 0.0% (A)
Vistra Corp.	5,743	674,458
Industrial Conglomerates - 0.2%
3M Co.	20,092	2,950,711
Industrial REITs - 0.2%
Prologis, Inc.	26,387	2,949,803
Insurance - 1.2%
Aon PLC, Class A	9,738	3,886,338
Arthur J Gallagher & Co.	14,941	5,158,231
	Shares	Value
COMMON STOCKS (continued)
Insurance (continued)
Chubb Ltd.	2,754	$ 831,681
Progressive Corp.	24,680	6,984,687
		16,860,937
Interactive Media & Services - 3.6%
Alphabet, Inc., Class A	99,330	15,360,391
Alphabet, Inc., Class C	55,629	8,690,919
Meta Platforms, Inc., Class A	42,979	24,771,376
		48,822,686
IT Services - 0.4%
Accenture PLC, Class A	4,096	1,278,116
Cognizant Technology Solutions Corp., Class A	51,334	3,927,051
		5,205,167
Life Sciences Tools & Services - 0.5%
Thermo Fisher Scientific, Inc.	14,912	7,420,211
Machinery - 1.1%
Caterpillar, Inc.	9,062	2,988,648
Deere & Co.	10,501	4,928,644
Ingersoll Rand, Inc.	18,400	1,472,552
Otis Worldwide Corp.	41,780	4,311,696
PACCAR, Inc.	18,828	1,833,282
		15,534,822
Media - 0.5%
Charter Communications, Inc., Class A (B)	7,105	2,618,406
Comcast Corp., Class A	131,434	4,849,914
		7,468,320
Metals & Mining - 0.1%
Nucor Corp.	6,112	735,518
Multi-Utilities - 0.1%
Dominion Energy, Inc.	18,426	1,033,146
Oil, Gas & Consumable Fuels - 2.0%
ConocoPhillips	64,715	6,796,369
Diamondback Energy, Inc.	14,106	2,255,267
EOG Resources, Inc.	29,319	3,759,869
Exxon Mobil Corp.	114,302	13,593,937
		26,405,442
Passenger Airlines - 0.1%
Delta Air Lines, Inc.	29,396	1,281,666
Personal Care Products - 0.1%
Kenvue, Inc.	72,482	1,738,118
Pharmaceuticals - 1.8%
Bristol-Myers Squibb Co.	97,537	5,948,782
Eli Lilly & Co.	11,478	9,479,795
Johnson & Johnson	45,903	7,612,553
Merck & Co., Inc.	11,775	1,056,924
		24,098,054
Transamerica Series Trust

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)
At March 31, 2025
(unaudited)
	Shares	Value
COMMON STOCKS (continued)
Professional Services - 0.3%
Equifax, Inc.	4,918	$ 1,197,828
Leidos Holdings, Inc.	20,234	2,730,376
		3,928,204
Residential REITs - 0.1%
Equity LifeStyle Properties, Inc.	17,323	1,155,444
Semiconductors & Semiconductor Equipment - 6.3%
Advanced Micro Devices, Inc. (B)	20,257	2,081,204
Analog Devices, Inc.	28,778	5,803,659
Broadcom, Inc.	73,270	12,267,596
Lam Research Corp.	43,464	3,159,833
Marvell Technology, Inc.	5,697	350,764
Micron Technology, Inc.	34,795	3,023,338
NVIDIA Corp.	440,335	47,723,507
NXP Semiconductors NV	26,679	5,070,611
Texas Instruments, Inc.	33,251	5,975,205
		85,455,717
Software - 5.8%
Adobe, Inc. (B)	2,569	985,289
Cadence Design Systems, Inc. (B)	3,784	962,385
Fair Isaac Corp. (B)	662	1,220,834
Intuit, Inc.	4,518	2,774,007
Microsoft Corp.	141,841	53,245,693
Oracle Corp.	37,835	5,289,711
Palantir Technologies, Inc., Class A (B)	19,599	1,654,156
Salesforce, Inc.	26,634	7,147,500
ServiceNow, Inc. (B)	6,639	5,285,573
		78,565,148
Specialized REITs - 0.4%
Digital Realty Trust, Inc.	15,127	2,167,548
Equinix, Inc.	992	808,827
SBA Communications Corp.	11,724	2,579,397
		5,555,772
Specialty Retail - 1.4%
AutoZone, Inc. (B)	1,092	4,163,556
Best Buy Co., Inc.	13,804	1,016,112
Burlington Stores, Inc. (B)	8,103	1,931,188
Lowe's Cos., Inc.	33,114	7,723,178
Ross Stores, Inc.	31,545	4,031,136
		18,865,170
Technology Hardware, Storage & Peripherals - 4.3%
Apple, Inc.	243,398	54,065,997
Hewlett Packard Enterprise Co.	55,974	863,679
Sandisk Corp. (B)	1,998	95,125
Seagate Technology Holdings PLC	37,342	3,172,203
Western Digital Corp. (B)	5,995	242,378
		58,439,382
Tobacco - 0.4%
Altria Group, Inc.	28,133	1,688,543
Philip Morris International, Inc.	20,733	3,290,949
		4,979,492
	Shares	Value
COMMON STOCKS (continued)
Trading Companies & Distributors - 0.1%
United Rentals, Inc.	1,603	$ 1,004,600
Total Common Stocks (Cost $547,869,367)		787,926,012

	Principal	Value
CORPORATE DEBT SECURITIES - 13.3%
Aerospace & Defense - 0.4%
Boeing Co.
3.50%, 03/01/2039	$ 1,642,000	1,252,032
6.53%, 05/01/2034	295,000	315,355
6.86%, 05/01/2054	505,000	546,950
General Electric Co.
4.13%, 10/09/2042	560,000	470,377
4.50%, 03/11/2044	757,000	661,708
5.88%, 01/14/2038	147,000	154,735
HEICO Corp.
5.35%, 08/01/2033	1,256,000	1,265,767
		4,666,924
Automobile Components - 0.1%
Aptiv Swiss Holdings Ltd.
3.25%, 03/01/2032	623,000	541,780
ZF North America Capital, Inc.
6.88%, 04/23/2032 (C)	600,000	556,690
		1,098,470
Automobiles - 0.4%
BMW U.S. Capital LLC
2.80%, 04/11/2026 (C)	893,000	877,639
Ford Motor Credit Co. LLC
3.38%, 11/13/2025	1,337,000	1,320,943
6.95%, 03/06/2026	728,000	736,072
General Motors Co.
6.25%, 10/02/2043	265,000	253,652
General Motors Financial Co., Inc.
5.00%, 04/09/2027	707,000	707,570
Volkswagen Group of America Finance LLC
1.63%, 11/24/2027 (C)	1,088,000	999,527
		4,895,403
Banks - 2.4%
Banco Santander SA
Fixed until 03/14/2027, 5.55% (D), 03/14/2028	1,000,000	1,015,432
6.03%, 01/17/2035	400,000	412,936
Bank of America Corp.
Fixed until 01/24/2035, 5.51% (D), 01/24/2036	1,458,000	1,479,873
Fixed until 02/12/2035, 5.74% (D), 02/12/2036	667,000	663,875
Fixed until 09/15/2028, 5.82% (D), 09/15/2029	3,092,000	3,200,998
Bank of New York Mellon Corp.
Fixed until 07/21/2034, 5.61% (D), 07/21/2039	363,000	366,413
Transamerica Series Trust

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)
At March 31, 2025
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Barclays PLC
Fixed until 03/12/2054, 6.04% (D), 03/12/2055	$ 256,000	$ 257,527
Fixed until 11/02/2025, 7.33% (D), 11/02/2026	1,200,000	1,217,068
BNP Paribas SA
Fixed until 01/13/2032, 5.79% (D), 01/13/2033 (C)	1,156,000	1,179,968
Canadian Imperial Bank of Commerce
Fixed until 01/13/2030, 5.25% (D), 01/13/2031	772,000	781,191
Citigroup, Inc.
Fixed until 05/25/2033, 6.17% (D), 05/25/2034	468,000	478,531
Goldman Sachs Group, Inc.
Fixed until 10/21/2031, 2.65% (D), 10/21/2032	1,314,000	1,133,065
Fixed until 01/28/2055, 5.73% (D), 01/28/2056	814,000	808,772
Intesa Sanpaolo SpA
Fixed until 11/21/2032, 8.25% (D), 11/21/2033 (C)	1,281,000	1,470,486
JPMorgan Chase & Co.
Fixed until 04/22/2026, 1.58% (D), 04/22/2027	1,436,000	1,392,139
Fixed until 01/23/2029, 5.01% (D), 01/23/2030	2,766,000	2,793,937
Fixed until 01/23/2034, 5.34% (D), 01/23/2035	586,000	590,411
Fixed until 04/22/2034, 5.77% (D), 04/22/2035	454,000	470,878
Lloyds Banking Group PLC
Fixed until 08/11/2032, 4.98% (D), 08/11/2033	725,000	709,383
Fixed until 01/05/2034, 5.68% (D), 01/05/2035	898,000	906,076
M&T Bank Corp.
Fixed until 03/13/2031, 6.08% (D), 03/13/2032	487,000	503,283
Fixed until 10/30/2028, 7.41% (D), 10/30/2029	466,000	501,364
Morgan Stanley
Fixed until 07/19/2034, 5.32% (D), 07/19/2035	802,000	800,400
Fixed until 04/18/2029, 5.66% (D), 04/18/2030	2,491,000	2,565,550
PNC Financial Services Group, Inc.
Fixed until 01/22/2034, 5.68% (D), 01/22/2035	164,000	167,529
Fixed until 08/18/2033, 5.94% (D), 08/18/2034	905,000	940,036
Truist Financial Corp.
Fixed until 01/26/2033, 5.12% (D), 01/26/2034	1,649,000	1,617,230
Fixed until 10/30/2028, 7.16% (D), 10/30/2029	463,000	498,151
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
UBS Group AG
Fixed until 09/06/2044, 5.38% (D), 09/06/2045 (C)	$ 600,000	$ 571,159
Fixed until 08/12/2032, 6.54% (D), 08/12/2033 (C)	1,049,000	1,121,696
Wells Fargo & Co.
Fixed until 01/24/2030, 5.24% (D), 01/24/2031	1,071,000	1,087,678
Fixed until 07/25/2033, 5.56% (D), 07/25/2034	1,311,000	1,331,102
		33,034,137
Beverages - 0.1%
Anheuser-Busch InBev Worldwide, Inc.
4.44%, 10/06/2048	996,000	847,591
Biotechnology - 0.2%
Amgen, Inc.
2.80%, 08/15/2041	574,000	409,950
5.60%, 03/02/2043	728,000	719,846
CSL Finance PLC
4.63%, 04/27/2042 (C)	574,000	510,831
Gilead Sciences, Inc.
5.10%, 06/15/2035	970,000	971,205
Royalty Pharma PLC
2.20%, 09/02/2030	761,000	657,269
		3,269,101
Building Products - 0.1%
Holcim Finance U.S. LLC
4.75%, 09/22/2046 (C)	277,000	236,916
Owens Corning
4.30%, 07/15/2047	958,000	768,758
Vulcan Materials Co.
5.35%, 12/01/2034	758,000	763,036
		1,768,710
Chemicals - 0.1%
Nutrien Ltd.
4.90%, 03/27/2028	707,000	712,933
OCP SA
6.75%, 05/02/2034 (C)	565,000	579,983
		1,292,916
Commercial Services & Supplies - 0.7%
ADT Security Corp.
4.13%, 08/01/2029 (C)	1,193,000	1,120,072
Ashtead Capital, Inc.
5.55%, 05/30/2033 (C)	294,000	290,995
5.80%, 04/15/2034 (C)	366,000	367,363
Element Fleet Management Corp.
6.32%, 12/04/2028 (C)	1,441,000	1,514,021
Equifax, Inc.
5.10%, 12/15/2027	932,000	943,720
GXO Logistics, Inc.
2.65%, 07/15/2031	1,840,000	1,568,591
6.50%, 05/06/2034	566,000	577,892
Transamerica Series Trust

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)
At March 31, 2025
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Commercial Services & Supplies (continued)
Quanta Services, Inc.
2.90%, 10/01/2030	$ 722,000	$ 649,155
5.25%, 08/09/2034	336,000	331,188
Textron, Inc.
5.50%, 05/15/2035	1,236,000	1,235,930
Veralto Corp.
5.45%, 09/18/2033	814,000	828,017
		9,426,944
Communications Equipment - 0.3%
America Movil SAB de CV
4.38%, 07/16/2042	250,000	209,771
T-Mobile USA, Inc.
3.50%, 04/15/2031	973,000	900,073
3.88%, 04/15/2030	645,000	617,550
5.15%, 04/15/2034	975,000	974,029
Verizon Communications, Inc.
1.68%, 10/30/2030	1,085,000	922,467
2.99%, 10/30/2056	1,565,000	935,122
		4,559,012
Construction & Engineering - 0.1%
D.R. Horton, Inc.
5.00%, 10/15/2034	860,000	834,486
Sitios Latinoamerica SAB de CV
6.00%, 11/25/2029 (C)	613,000	617,947
		1,452,433
Consumer Staples Distribution & Retail - 0.1%
7-Eleven, Inc.
1.80%, 02/10/2031 (C)	1,113,000	921,337
Lowe's Cos., Inc.
3.75%, 04/01/2032	1,090,000	1,008,898
		1,930,235
Distributors - 0.0% (A)
LKQ Corp.
6.25%, 06/15/2033	519,000	538,116
Diversified REITs - 0.5%
American Tower Trust #1
3.65%, 03/15/2048 (C)	716,000	692,208
Safehold GL Holdings LLC
6.10%, 04/01/2034	988,000	1,014,502
SBA Tower Trust
1.63%, 05/15/2051 (C)	848,000	805,135
1.88%, 07/15/2050 (C)	1,309,000	1,276,687
VICI Properties LP
4.95%, 02/15/2030	1,408,000	1,394,558
Weyerhaeuser Co.
4.00%, 04/15/2030	1,043,000	1,003,829
WP Carey, Inc.
5.38%, 06/30/2034	777,000	769,126
		6,956,045
Electric Utilities - 0.5%
Appalachian Power Co.
3.40%, 06/01/2025	425,000	423,851
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Electric Utilities (continued)
Chile Electricity Lux MPC II SARL
5.58%, 10/20/2035 (C)	$ 1,031,000	$ 1,030,072
Cleveland Electric Illuminating Co.
5.95%, 12/15/2036	88,000	90,805
CMS Energy Corp.
4.88%, 03/01/2044	156,000	139,359
DTE Electric Co.
4.30%, 07/01/2044	1,499,000	1,276,114
Duke Energy Corp.
3.75%, 09/01/2046	1,542,000	1,130,489
Duke Energy Progress LLC
3.60%, 09/15/2047	1,066,000	782,825
NRG Energy, Inc.
6.00%, 02/01/2033 (C)	181,000	176,226
Oncor Electric Delivery Co. LLC
5.30%, 06/01/2042	58,000	55,845
Pacific Gas & Electric Co.
2.50%, 02/01/2031	865,000	742,432
Public Service Electric & Gas Co.
3.00%, 05/15/2025	434,000	432,984
Vistra Operations Co. LLC
6.88%, 04/15/2032 (C)	596,000	607,489
		6,888,491
Electronic Equipment, Instruments & Components - 0.3%
Amphenol Corp.
5.25%, 04/05/2034	976,000	991,307
Arrow Electronics, Inc.
5.88%, 04/10/2034	496,000	500,918
Keysight Technologies, Inc.
4.60%, 04/06/2027	833,000	831,445
4.95%, 10/15/2034	402,000	392,591
Sensata Technologies, Inc.
4.38%, 02/15/2030 (C)	697,000	643,696
		3,359,957
Energy Equipment & Services - 0.1%
Schlumberger Holdings Corp.
3.90%, 05/17/2028 (C)	1,120,000	1,101,946
Financial Services - 0.6%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
4.45%, 04/03/2026	1,404,000	1,402,550
4.95%, 09/10/2034	600,000	576,622
American Express Co.
Fixed until 04/25/2029, 5.53% (D), 04/25/2030	936,000	964,439
Aviation Capital Group LLC
1.95%, 01/30/2026 (C)	588,000	574,105
Avolon Holdings Funding Ltd.
5.50%, 01/15/2026 (C)	553,000	555,256
5.75%, 11/15/2029 (C)	1,438,000	1,465,426
Capital One Financial Corp.
Fixed until 01/30/2035, 6.18% (D), 01/30/2036	317,000	315,345
Transamerica Series Trust

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)
At March 31, 2025
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Financial Services (continued)
Charles Schwab Corp.
Fixed until 05/19/2033, 5.85% (D), 05/19/2034	$ 1,577,000	$ 1,643,672
Citadel LP
6.00%, 01/23/2030 (C)	264,000	268,052
LPL Holdings, Inc.
5.70%, 05/20/2027	492,000	499,990
		8,265,457
Food Products - 0.6%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP
6.25%, 03/15/2033 (C)	136,000	136,833
BAT Capital Corp.
6.00%, 02/20/2034	1,142,000	1,186,555
Bunge Ltd. Finance Corp.
4.65%, 09/17/2034	1,102,000	1,062,532
Cargill, Inc.
5.13%, 02/11/2035 (C)	903,000	899,713
J.M. Smucker Co.
6.50%, 11/15/2043	482,000	517,249
Kroger Co.
5.00%, 09/15/2034	604,000	589,307
Philip Morris International, Inc.
4.90%, 11/01/2034	1,146,000	1,123,117
5.63%, 11/17/2029	903,000	940,583
Sysco Corp.
5.40%, 03/23/2035	632,000	634,577
Viterra Finance BV
4.90%, 04/21/2027 (C)	1,213,000	1,212,126
		8,302,592
Health Care Equipment & Supplies - 0.1%
Alcon Finance Corp.
5.75%, 12/06/2052 (C)	262,000	260,774
GE HealthCare Technologies, Inc.
4.80%, 08/14/2029	722,000	723,587
5.86%, 03/15/2030	589,000	614,083
		1,598,444
Health Care Providers & Services - 0.5%
Centene Corp.
3.38%, 02/15/2030	847,000	765,962
Cigna Group
2.40%, 03/15/2030	630,000	564,140
Elevance Health, Inc.
2.25%, 05/15/2030	718,000	639,222
HCA, Inc.
5.60%, 04/01/2034	1,028,000	1,031,464
6.00%, 04/01/2054	795,000	765,035
Health Care Service Corp. A Mutual Legal Reserve Co.
5.88%, 06/15/2054 (C)	366,000	358,068
Laboratory Corp. of America Holdings
2.95%, 12/01/2029	597,000	552,709
4.80%, 10/01/2034	1,069,000	1,027,020
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Health Care Providers & Services (continued)
UnitedHealth Group, Inc.
5.20%, 04/15/2063	$ 847,000	$ 762,060
		6,465,680
Hotels, Restaurants & Leisure - 0.2%
Carnival Corp.
6.13%, 02/15/2033 (C)	639,000	630,916
Hyatt Hotels Corp.
5.25%, 06/30/2029	753,000	759,781
MGM Resorts International
6.13%, 09/15/2029	891,000	881,749
Warnermedia Holdings, Inc.
5.05%, 03/15/2042	555,000	442,081
		2,714,527
Insurance - 0.8%
Allstate Corp.
5.05%, 06/24/2029	1,533,000	1,555,290
5.25%, 03/30/2033	614,000	621,534
Aon North America, Inc.
5.75%, 03/01/2054	910,000	892,819
Constellation Insurance, Inc.
6.80%, 01/24/2030 (C)	2,287,000	2,255,500
Corebridge Financial, Inc.
5.75%, 01/15/2034	703,000	719,858
Fortitude Group Holdings LLC
6.25%, 04/01/2030 (C)	443,000	446,628
Markel Group, Inc.
5.00%, 05/20/2049	163,000	142,961
6.00%, 05/16/2054	620,000	621,355
Muenchener Rueckversicherungs- Gesellschaft AG
Fixed until 11/23/2031, 5.88% (D), 05/23/2042 (C)	800,000	815,900
Prudential Financial, Inc.
Fixed until 07/01/2030, 3.70% (D), 10/01/2050	1,117,000	1,007,951
RenaissanceRe Holdings Ltd.
5.80%, 04/01/2035	495,000	505,175
RGA Global Funding
5.05%, 12/06/2031 (C)	1,474,000	1,470,300
		11,055,271
Internet & Catalog Retail - 0.2%
Expedia Group, Inc.
5.40%, 02/15/2035	1,232,000	1,224,333
Meta Platforms, Inc.
4.80%, 05/15/2030	853,000	870,346
Uber Technologies, Inc.
4.80%, 09/15/2034	453,000	440,272
		2,534,951
IT Services - 0.2%
Crowdstrike Holdings, Inc.
3.00%, 02/15/2029	221,000	203,325
Dell International LLC/EMC Corp.
4.85%, 02/01/2035	1,170,000	1,113,027
Transamerica Series Trust

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)
At March 31, 2025
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
IT Services (continued)
Hewlett Packard Enterprise Co.
5.00%, 10/15/2034	$ 1,188,000	$ 1,153,592
		2,469,944
Machinery - 0.2%
Huntington Ingalls Industries, Inc.
2.04%, 08/16/2028	1,330,000	1,212,337
5.75%, 01/15/2035	303,000	304,680
Ingersoll Rand, Inc.
5.45%, 06/15/2034	734,000	743,258
		2,260,275
Media - 0.1%
Charter Communications Operating LLC/Charter Communications Operating Capital
4.80%, 03/01/2050	526,000	395,194
Comcast Corp.
2.94%, 11/01/2056	484,000	283,623
NBCUniversal Media LLC
4.45%, 01/15/2043	509,000	437,638
		1,116,455
Metals & Mining - 0.2%
Anglo American Capital PLC
4.50%, 03/15/2028 (C)	845,000	840,298
ArcelorMittal SA
6.55%, 11/29/2027	1,183,000	1,231,206
Glencore Funding LLC
2.63%, 09/23/2031 (C)	951,000	818,712
		2,890,216
Mortgage Real Estate Investment Trusts - 0.0% (A)
Starwood Property Trust, Inc.
6.00%, 04/15/2030 (C)	400,000	390,858
Office REITs - 0.0% (A)
COPT Defense Properties LP
2.00%, 01/15/2029	113,000	100,815
2.25%, 03/15/2026	422,000	411,138
		511,953
Oil, Gas & Consumable Fuels - 1.3%
Boardwalk Pipelines LP
3.40%, 02/15/2031	524,000	476,837
Chevron USA, Inc.
3.25%, 10/15/2029	645,000	615,134
Diamondback Energy, Inc.
5.40%, 04/18/2034	1,301,000	1,295,889
Ecopetrol SA
7.75%, 02/01/2032	686,000	673,567
Enbridge, Inc.
5.63%, 04/05/2034	1,086,000	1,100,566
Energy Transfer LP
5.15%, 02/01/2043	659,000	584,942
5.55%, 02/15/2028	503,000	514,542
5.95%, 10/01/2043	553,000	536,682
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
Enterprise Products Operating LLC
4.25%, 02/15/2048	$ 1,846,000	$ 1,490,328
EQM Midstream Partners LP
6.38%, 04/01/2029 (C)	325,000	332,264
Greensaif Pipelines Bidco SARL
5.85%, 02/23/2036 (C)	517,000	522,920
Hess Midstream Operations LP
6.50%, 06/01/2029 (C)	530,000	539,630
Occidental Petroleum Corp.
5.20%, 08/01/2029	499,000	498,067
5.55%, 03/15/2026	1,255,000	1,260,010
ONEOK, Inc.
6.10%, 11/15/2032	1,171,000	1,225,287
Ovintiv, Inc.
6.25%, 07/15/2033	751,000	774,532
Petroleos Mexicanos
6.50%, 01/23/2029	656,000	616,653
6.84%, 01/23/2030	596,000	544,353
6.88%, 08/04/2026	400,000	397,514
7.69%, 01/23/2050	166,000	123,920
Plains All American Pipeline LP/PAA Finance Corp.
3.55%, 12/15/2029	852,000	801,943
Sabine Pass Liquefaction LLC
4.20%, 03/15/2028	763,000	753,889
Shell Finance U.S., Inc.
3.75%, 09/12/2046	198,000	151,978
Shell International Finance BV
2.50%, 09/12/2026	529,000	516,742
Western Midstream Operating LP
6.15%, 04/01/2033	783,000	806,746
Williams Cos., Inc.
5.40%, 03/04/2044	97,000	91,280
		17,246,215
Passenger Airlines - 0.1%
American Airlines Pass-Through Trust
3.20%, 12/15/2029	427,450	406,806
United Airlines Pass-Through Trust
3.75%, 03/03/2028	595,861	586,787
		993,593
Personal Care Products - 0.1%
Kenvue, Inc.
5.00%, 03/22/2030	1,274,000	1,299,331
Pharmaceuticals - 0.4%
Bayer U.S. Finance II LLC
4.38%, 12/15/2028 (C)	890,000	866,226
Bristol-Myers Squibb Co.
5.65%, 02/22/2064	383,000	375,296
Cardinal Health, Inc.
5.45%, 02/15/2034	627,000	635,621
CVS Health Corp.
5.25%, 01/30/2031	360,000	363,090
Transamerica Series Trust

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)
At March 31, 2025
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Pharmaceuticals (continued)
CVS Health Corp. (continued)
6.00%, 06/01/2044	$ 872,000	$ 849,293
Fixed until 12/10/2029, 7.00% (D), 03/10/2055	1,078,000	1,087,202
Merck & Co., Inc.
5.00%, 05/17/2053	386,000	355,184
Pfizer Investment Enterprises Pte. Ltd.
5.11%, 05/19/2043	695,000	660,612
Viatris, Inc.
2.30%, 06/22/2027	414,000	389,626
		5,582,150
Residential REITs - 0.1%
American Homes 4 Rent LP
5.50%, 02/01/2034	803,000	801,963
Semiconductors & Semiconductor Equipment - 0.5%
Advanced Micro Devices, Inc.
3.92%, 06/01/2032 (E)	784,000	743,656
Broadcom, Inc.
3.14%, 11/15/2035 (C)	1,007,000	834,362
Foundry JV Holdco LLC
5.88%, 01/25/2034 (C)	957,000	957,723
5.90%, 01/25/2033 (C)	1,023,000	1,039,710
KLA Corp.
3.30%, 03/01/2050	734,000	507,137
Microchip Technology, Inc.
5.05%, 03/15/2029	950,000	956,291
Micron Technology, Inc.
5.30%, 01/15/2031	977,000	986,601
NXP BV/NXP Funding LLC/NXP USA, Inc.
3.25%, 11/30/2051	563,000	362,328
3.40%, 05/01/2030	432,000	401,697
QUALCOMM, Inc.
3.25%, 05/20/2050	486,000	335,095
		7,124,600
Software - 0.6%
AppLovin Corp.
5.50%, 12/01/2034	911,000	908,469
Cadence Design Systems, Inc.
4.70%, 09/10/2034	583,000	567,588
Fiserv, Inc.
5.45%, 03/02/2028	812,000	829,827
Infor LLC
1.75%, 07/15/2025 (C)	1,116,000	1,104,655
Intuit, Inc.
5.50%, 09/15/2053	377,000	373,282
Oracle Corp.
3.65%, 03/25/2041	671,000	519,247
6.90%, 11/09/2052	923,000	1,014,069
Roper Technologies, Inc.
4.90%, 10/15/2034	848,000	826,051
Synopsys, Inc.
5.15%, 04/01/2035 (E)	597,000	598,304
5.70%, 04/01/2055	427,000	422,241
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Software (continued)
Take-Two Interactive Software, Inc.
3.55%, 04/14/2025	$ 1,420,000	$ 1,419,353
		8,583,086
Transportation Infrastructure - 0.1%
United Parcel Service, Inc.
5.15%, 05/22/2034	582,000	589,257
		589,257
Total Corporate Debt Securities (Cost $185,694,326)		179,883,249
U.S. GOVERNMENT OBLIGATIONS - 11.3%
U.S. Treasury - 10.4%
U.S. Treasury Bonds
1.25%, 05/15/2050	6,137,000	3,029,664
1.38%, 11/15/2040	1,178,000	762,525
1.88%, 11/15/2051	766,000	438,086
2.00%, 02/15/2050	2,313,000	1,392,047
2.25%, 08/15/2046 - 02/15/2052	5,051,000	3,295,268
2.38%, 05/15/2051	1,512,000	983,450
2.50%, 02/15/2045 - 05/15/2046	9,783,000	6,969,379
2.75%, 08/15/2047 - 11/15/2047	3,370,000	2,450,279
2.88%, 08/15/2045 - 05/15/2049	5,199,900	3,905,747
3.00%, 05/15/2042 - 08/15/2052	8,263,900	6,271,426
3.13%, 05/15/2048	63,000	48,810
3.50%, 02/15/2039	4,664,000	4,237,499
3.63%, 02/15/2053 - 05/15/2053	2,713,100	2,273,360
4.00%, 11/15/2052	2,317,000	2,078,693
4.13%, 08/15/2053	2,126,000	1,949,276
4.25%, 02/15/2054 - 08/15/2054	4,584,000	4,302,840
4.50%, 11/15/2054	1,822,000	1,786,129
4.63%, 05/15/2044 - 02/15/2055	3,801,000	3,795,791
4.75%, 11/15/2043 - 11/15/2053	3,704,000	3,766,550
5.25%, 02/15/2029	696,000	730,664
U.S. Treasury Notes
0.63%, 05/15/2030 - 08/15/2030	5,642,000	4,729,507
1.25%, 11/30/2026 - 08/15/2031	5,449,000	4,867,089
1.38%, 11/15/2031	2,611,000	2,200,788
1.50%, 01/31/2027 - 02/15/2030	16,004,000	14,948,585
1.63%, 05/15/2031	3,136,300	2,724,538
1.88%, 02/15/2032	2,051,000	1,777,480
2.25%, 11/15/2027	1,239,200	1,187,986
2.63%, 02/15/2029	817,000	778,576
2.75%, 02/15/2028	4,248,000	4,114,918
2.88%, 05/15/2028	5,105,800	4,948,637
3.13%, 11/15/2028	1,274,600	1,239,598
3.50%, 01/31/2028	3,018,000	2,984,401
3.63%, 05/31/2028 - 09/30/2031	5,428,000	5,346,333
3.75%, 12/31/2028 - 08/31/2031	5,177,000	5,099,631
3.88%, 11/30/2027 - 08/15/2034	2,195,800	2,173,433
4.00%, 01/15/2027	5,590,000	5,593,931
4.13%, 09/30/2027 - 07/31/2031	2,398,000	2,405,386
4.25%, 11/15/2034	2,189,000	2,189,684
4.38%, 08/31/2028 - 11/30/2028	4,396,000	4,458,164
Transamerica Series Trust

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)
At March 31, 2025
(unaudited)
	Principal	Value
U.S. GOVERNMENT OBLIGATIONS (continued)
U.S. Treasury (continued)
U.S. Treasury Notes (continued)
4.50%, 05/31/2029	$ 2,789,000	$ 2,846,414
4.63%, 04/30/2029 - 02/15/2035	9,283,100	9,558,741
		140,641,303
U.S. Treasury Inflation-Protected Securities - 0.9%
U.S. Treasury Inflation-Protected Indexed Bonds
1.75%, 01/15/2028	1,828,344	1,858,889
2.50%, 01/15/2029	6,097,823	6,368,843
U.S. Treasury Inflation-Protected Indexed Notes
0.13%, 07/15/2030	4,110,172	3,848,412
		12,076,144
Total U.S. Government Obligations (Cost $161,549,130)		152,717,447
U.S. GOVERNMENT AGENCY OBLIGATIONS - 11.1%
Federal Home Loan Mortgage Corp.
5.00%, 08/01/2035	143,542	144,530
5.50%, 07/01/2037 - 07/01/2053	3,858,030	3,858,245
6.00%, 12/01/2037	14,307	14,888
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
1.38%, 06/25/2030	4,208,000	3,623,925
3.01%, 07/25/2025	2,741,072	2,725,836
3.30% (D), 11/25/2027	300,000	292,988
Federal National Mortgage Association
3.50%, 07/01/2028 - 01/01/2029	69,015	67,982
4.00%, 06/01/2042	41,533	39,916
4.50%, 07/01/2025 - 08/01/2052	2,482,089	2,376,124
5.00%, 04/01/2039 - 02/01/2054	12,042,159	11,827,844
5.50%, 04/01/2037 - 03/01/2053	2,893,158	2,902,449
6.00%, 08/01/2036 - 06/01/2054	3,712,685	3,788,705
6.50%, 05/01/2040	43,692	45,428
1-Year RFUCC Treasury + 1.52%,
6.46% (D), 02/01/2043	17,801	18,134
Government National Mortgage Association REMICS, Interest Only STRIPS
0.64% (D), 02/16/2053	238,145	3,590
Tennessee Valley Authority
4.38%, 08/01/2034	1,001,000	988,890
5.88%, 04/01/2036	1,170,000	1,287,644
Uniform Mortgage-Backed Security, TBA
2.00%, 04/01/2040 - 04/01/2055 (F)	11,544,000	9,464,909
2.50%, 04/01/2040 - 04/01/2055 (F)	29,859,000	24,957,747
3.00%, 04/01/2040 - 04/01/2055 (F)	22,011,000	19,173,041
3.50%, 04/01/2040 - 04/01/2055 (F)	11,620,000	10,639,482
4.00%, 04/01/2055 (F)	11,768,000	10,955,111
4.50%, 04/01/2055 (F)	11,084,000	10,591,178
5.00%, 04/01/2055 (F)	2,729,000	2,671,124
5.50%, 04/01/2055 (F)	17,703,000	17,664,421
6.00%, 04/01/2055 (F)	9,363,000	9,501,473
Total U.S. Government Agency Obligations (Cost $150,592,678)		149,625,604
	Principal	Value
MORTGAGE-BACKED SECURITIES - 2.4%
Angel Oak Mortgage Trust
Series 2025-1, Class A1, 5.69% (D), 01/25/2070 (C)	$ 1,826,065	$ 1,830,054
BB-UBS Trust
Series 2012-TFT, Class A, 2.89%, 06/05/2030 (C)	423,991	407,884
BRAVO Residential Funding Trust
Series 2024-NQM3, Class A1, 6.19% (D), 03/25/2064 (C)	761,654	767,503
Series 2025-NQM1, Class A1, 5.60% (D), 12/25/2064 (C)	2,393,901	2,398,342
CIM Trust
Series 2021-R6, Class A1, 1.43% (D), 07/25/2061 (C)	1,791,620	1,575,160
Citigroup Mortgage Loan Trust, Inc.
Series 2018-RP1, Class A1, 3.00% (D), 09/25/2064 (C)	139,303	136,266
COLT Mortgage Loan Trust
Series 2024-2, Class A1, 6.13% (D), 04/25/2069 (C)	803,443	808,593
CSMC Trust
Series 2021-RPL2, Class A1A, 1.11% (D), 01/25/2060 (C)	1,835,230	1,537,618
Series 2021-RPL6, Class A1, 2.00% (D), 10/25/2060 (C)	1,848,208	1,656,302
Deutsche Alt-A Securities Mortgage Loan Trust
Series 2007-RMP1, Class A2, 1-Month Term SOFR + 0.41%, 4.73% (D), 12/25/2036	38,057	34,764
Hudson Yards Mortgage Trust
Series 2025-SPRL, Class A, 5.47% (D), 01/13/2040 (C)	1,250,000	1,270,275
MetLife Securitization Trust
Series 2019-1A, Class A1A, 3.75% (D), 04/25/2058 (C)	45,567	44,674
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2013-C11, Class B, 4.08% (D), 08/15/2046	945,000	633,169
Nationstar Mortgage Loan Trust
Series 2013-A, Class A, 3.75% (D), 12/25/2052 (C)	80,045	75,995
New Residential Mortgage Loan Trust
Series 2014-1A, Class A, 3.75% (D), 01/25/2054 (C)	74,954	72,277
Series 2014-2A, Class A3, 3.75% (D), 05/25/2054 (C)	284,176	268,560
Series 2014-3A, Class AFX3, 3.75% (D), 11/25/2054 (C)	77,023	73,855
Series 2015-2A, Class A1, 3.75% (D), 08/25/2055 (C)	145,409	140,159
Series 2016-2A, Class A1, 3.75% (D), 11/26/2035 (C)	154,448	148,517
Series 2016-3A, Class A1B, 3.25% (D), 09/25/2056 (C)	260,675	244,790
Series 2016-4A, Class A1, 3.75% (D), 11/25/2056 (C)	331,930	315,949
Series 2017-1A, Class A1, 4.00% (D), 02/25/2057 (C)	387,469	374,170
Transamerica Series Trust

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)
At March 31, 2025
(unaudited)
	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
New Residential Mortgage Loan Trust (continued)
Series 2017-2A, Class A3, 4.00% (D), 03/25/2057 (C)	$ 381,263	$ 369,262
Series 2017-3A, Class A1, 4.00% (D), 04/25/2057 (C)	585,186	562,253
Series 2017-4A, Class A1, 4.00% (D), 05/25/2057 (C)	425,038	406,157
Series 2018-1A, Class A1A, 4.00% (D), 12/25/2057 (C)	450,235	436,227
Series 2018-RPL1, Class A1, 3.50% (D), 12/25/2057 (C)	251,661	242,627
Series 2019-4A, Class A1B, 3.50% (D), 12/25/2058 (C)	965,506	900,730
Series 2019-5A, Class A1B, 3.50% (D), 08/25/2059 (C)	1,016,286	959,062
OBX Trust
Series 2023-NQM4, Class A1, 6.11%, 03/25/2063 (C)	730,338	732,979
Series 2024-NQM4, Class A1, 6.07%, 01/25/2064 (C)	967,765	973,385
Series 2024-NQM5, Class A1, 5.99% (D), 01/25/2064 (C)	372,543	375,746
Series 2024-NQM6, Class A1, 6.45% (D), 02/25/2064 (C)	933,125	943,098
Series 2024-NQM7, Class A1, 6.24% (D), 03/25/2064 (C)	1,339,270	1,350,639
Series 2025-NQM2, Class A1, 5.60% (D), 11/25/2064 (C)	1,228,996	1,231,344
Towd Point Mortgage Trust
Series 2017-3, Class A1, 2.75% (D), 07/25/2057 (C)	1,783	1,776
Series 2017-4, Class A1, 2.75% (D), 06/25/2057 (C)	378,935	368,188
Series 2017-6, Class A1, 2.75% (D), 10/25/2057 (C)	295,067	287,849
Series 2018-1, Class A1, 3.00% (D), 01/25/2058 (C)	162,636	160,063
Series 2018-4, Class A1, 3.00% (D), 06/25/2058 (C)	822,704	770,635
Series 2019-1, Class A1, 3.75% (D), 03/25/2058 (C)	1,455,741	1,401,097
Series 2020-4, Class A1, 1.75%, 10/25/2060 (C)	2,230,139	2,013,661
Series 2021-1, Class A1, 2.25% (D), 11/25/2061 (C)	1,699,577	1,570,577
Series 2022-4, Class A1, 3.75%, 09/25/2062 (C)	490,298	464,119
Series 2023-1, Class A1, 3.75%, 01/25/2063 (C)	1,971,113	1,885,159
Total Mortgage-Backed Securities (Cost $35,079,653)		33,221,509
ASSET-BACKED SECURITIES - 2.1%
321 Henderson Receivables VI LLC
Series 2010-1A, Class A, 5.56%, 07/15/2059 (C)	145,212	145,720
Accelerated LLC
Series 2021-1H, Class A, 1.35%, 10/20/2040 (C)	206,286	190,473
	Principal	Value
ASSET-BACKED SECURITIES (continued)
Avis Budget Rental Car Funding AESOP LLC
Series 2020-2A, Class A, 2.02%, 02/20/2027 (C)	$ 660,000	$ 647,947
Series 2023-7A, Class A, 5.90%, 08/21/2028 (C)	1,530,000	1,568,371
Series 2024-1A, Class A, 5.36%, 06/20/2030 (C)	1,230,000	1,254,180
BXG Receivables Note Trust
Series 2023-A, Class A, 5.77%, 11/15/2038 (C)	881,382	895,881
Chase Issuance Trust
Series 2023-A1, Class A, 5.16%, 09/15/2028	1,350,000	1,365,102
CIFC Funding Ltd.
Series 2013-2A, Class A1L2, 3-Month Term SOFR + 1.26%, 5.55% (D), 10/18/2030 (C)	2,042,145	2,042,446
First National Master Note Trust
Series 2023-2, Class A, 5.77%, 09/15/2029	1,375,000	1,400,610
GoodLeap Sustainable Home Solutions Trust
Series 2021-4GS, Class A, 1.93%, 07/20/2048 (C)	993,129	772,322
Series 2021-5CS, Class A, 2.31%, 10/20/2048 (C)	1,055,539	841,919
Series 2022-1GS, Class A, 2.70%, 01/20/2049 (C)	1,375,755	1,144,220
Hertz Vehicle Financing III LLC
Series 2023-3A, Class A, 5.94%, 02/25/2028 (C)	1,215,000	1,235,349
Hilton Grand Vacations Trust
Series 2023-1A, Class A, 5.72%, 01/25/2038 (C)	602,071	613,312
Series 2024-1B, Class A, 5.75%, 09/15/2039 (C)	411,696	420,311
Series 2024-2A, Class A, 5.50%, 03/25/2038 (C)	403,663	411,045
Series 2024-3A, Class A, 4.98%, 08/27/2040 (C)	794,211	799,385
HINNT LLC
Series 2024-A, Class A, 5.49%, 03/15/2043 (C)	1,000,161	1,016,628
ICG U.S. CLO Ltd.
Series 2014-1A, Class A1A2, 3-Month Term SOFR + 1.46%, 5.75% (D), 10/20/2034 (C)	2,600,000	2,600,946
JG Wentworth XXII LLC
Series 2010-3A, Class A, 3.82%, 12/15/2048 (C)	212,229	209,615
JGWPT XXVIII LLC
Series 2013-1A, Class A, 3.22%, 04/15/2067 (C)	882,015	796,217
MVW LLC
Series 2021-1WA, Class A, 1.14%, 01/22/2041 (C)	151,077	142,652
Series 2023-1A, Class A, 4.93%, 10/20/2040 (C)	622,373	626,325
Series 2024-1A, Class A, 5.32%, 02/20/2043 (C)	842,230	852,906
Transamerica Series Trust

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)
At March 31, 2025
(unaudited)
	Principal	Value
ASSET-BACKED SECURITIES (continued)
MVW Owner Trust
Series 2019-1A, Class A, 2.89%, 11/20/2036 (C)	$ 70,853	$ 70,654
SCF Equipment Trust LLC
Series 2025-1A, Class A3, 5.11%, 11/21/2033 (C)	1,250,000	1,262,801
Sierra Timeshare Receivables Funding LLC
Series 2020-2A, Class A, 1.33%, 07/20/2037 (C)	215,041	213,353
Series 2021-1A, Class A, 0.99%, 11/20/2037 (C)	364,994	356,105
Series 2023-1A, Class A, 5.20%, 01/20/2040 (C)	366,894	368,744
Series 2023-2A, Class A, 5.80%, 04/20/2040 (C)	722,656	738,039
Series 2023-3A, Class A, 6.10%, 09/20/2040 (C)	945,302	970,414
Series 2024-1A, Class A, 5.15%, 01/20/2043 (C)	498,089	502,779
Series 2025-1A, Class A, 4.81%, 01/21/2042 (C)	1,425,000	1,425,670
Total Asset-Backed Securities (Cost $28,421,060)		27,902,441
FOREIGN GOVERNMENT OBLIGATIONS - 0.2%
Colombia - 0.0% (A)
Colombia Government International Bonds
3.13%, 04/15/2031	615,000	496,367
Dominican Republic - 0.1%
Dominican Republic International Bonds
6.60%, 06/01/2036 (C)	1,346,000	1,337,251
Mexico - 0.1%
Mexico Government International Bonds
3.75%, 01/11/2028	1,148,000	1,111,478
Panama - 0.0% (A)
Panama Government International Bonds
3.88%, 03/17/2028	550,000	520,987
Total Foreign Government Obligations (Cost $3,516,505)		3,466,083
MUNICIPAL GOVERNMENT OBLIGATION - 0.0% (A)
Georgia - 0.0% (A)
Municipal Electric Authority of Georgia, Revenue Bonds,
Series A,
6.64%, 04/01/2057	45,000	49,263
Total Municipal Government Obligation (Cost $49,289)		49,263
COMMERCIAL PAPER - 8.7%
Automobiles - 0.3%
Toyota Motor Credit Corp.
4.54% (G), 07/07/2025	3,193,000	3,155,421
	Principal	Value
COMMERCIAL PAPER (continued)
Banks - 1.9%
CAFCO LLC
4.42% (G), 09/10/2025 (C)	$ 2,775,000	$ 2,720,830
DNB Bank ASA
4.44% (G), 07/29/2025 (C)	6,375,000	6,283,280
Macquarie Bank Ltd.
4.43% (G), 09/10/2025 (C)	6,000,000	5,883,727
Sheffield Receivables Co. LLC
4.47% (G), 06/11/2025 (C)	5,630,000	5,580,906
Swedbank AB
4.40% (G), 09/02/2025 (C)	5,750,000	5,645,070
		26,113,813
Capital Markets - 0.2%
Ridgefield Funding Co. LLC
4.55% (G), 06/26/2025 (C)	3,000,000	2,968,252
Diversified Telecommunication Services - 0.1%
Cisco Systems, Inc.
4.44% (G), 08/01/2025 (C)	1,350,000	1,330,411
Electrical Equipment - 0.4%
Emerson Electric Co.
4.43% (G), 08/19/2025 (C)	5,675,000	5,581,002
Financial Services - 5.8%
Anglesea Funding LLC
4.56% (G), 07/18/2025 (C)	6,300,000	6,216,743
Barton Capital SA
4.56% (G), 04/14/2025 (C)	6,000,000	5,989,826
Columbia Funding Co. LLC
4.54% (G), 08/13/2025 (C)	5,050,000	4,968,001
4.56% (G), 07/14/2025 (C)	1,500,000	1,480,969
Concord Minutemen Capital Co. LLC
4.75% (G), 04/22/2025 (C)	2,933,000	2,925,072
CRC Funding LLC
4.68% (G), 05/16/2025 (C)	6,250,000	6,215,052
Glencove Funding LLC
4.70% (G), 04/11/2025 (C)	6,000,000	5,992,007
GTA Funding LLC
4.52% (G), 07/30/2025 (C)	6,000,000	5,912,087
Liberty Street Funding LLC
4.43% (G), 09/02/2025 (C)	5,750,000	5,643,339
LMA-Americas LLC
4.47% (G), 06/16/2025 (C)	5,460,000	5,409,032
Mackinac Funding Co. LLC
4.75% (G), 04/15/2025 (C)	4,750,000	4,741,371
Mainbeach Funding LLC
4.50% (G), 08/27/2025 (C)	1,025,000	1,006,544
4.55% (G), 08/04/2025 (C)	1,175,000	1,157,078
Mont Blanc Capital Corp.
4.46% (G), 08/15/2025 (C)	6,250,000	6,147,044
Starbird Funding Corp.
4.50% (G), 08/04/2025 (C)	2,500,000	2,462,060
Versailles Commercial Paper LLC
4.67% (G), 06/06/2025	6,375,000	6,322,713
Transamerica Series Trust

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)
At March 31, 2025
(unaudited)
	Principal	Value
COMMERCIAL PAPER (continued)
Financial Services (continued)
Victory Receivables Corp.
4.46% (G), 05/30/2025 (C)	$ 5,625,000	$ 5,584,031
		78,172,969
Total Commercial Paper (Cost $117,332,174)		117,321,868
SHORT-TERM U.S. GOVERNMENT OBLIGATION - 0.1%
U.S. Treasury Bills 4.31% (G), 04/17/2025	1,721,000	1,717,750
Total Short-Term U.S. Government Obligation (Cost $1,717,784)		1,717,750

	Shares	Value
OTHER INVESTMENT COMPANY - 0.1%
Securities Lending Collateral - 0.1%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 4.31% (G)	939,210	939,210
Total Other Investment Company (Cost $939,210)		939,210

Principal	Value
REPURCHASE AGREEMENT - 0.8%
Fixed Income Clearing Corp.,
1.80% (G), dated 03/31/2025, to be
repurchased at $11,303,873 on 04/01/2025.
Collateralized by a U.S. Government
Obligation, 0.88%, due 06/30/2026, and
with a value of $11,529,718.
$ 11,303,308	$ 11,303,308
Total Repurchase Agreement (Cost $11,303,308)	11,303,308
Total Investments (Cost $1,244,064,484)	1,466,073,744
Net Other Assets (Liabilities) - (8.4)%	(114,159,480)
Net Assets - 100.0%	$ 1,351,914,264
FUTURES CONTRACTS:

Long Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
S&P 500® E-Mini Index	16	06/20/2025	$4,553,702	$4,522,600	$—	$(31,102)
INVESTMENT VALUATION:

Valuation Inputs (H)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$787,926,012	$—	$—	$787,926,012
Corporate Debt Securities	—	179,883,249	—	179,883,249
U.S. Government Obligations	—	152,717,447	—	152,717,447
U.S. Government Agency Obligations	—	149,625,604	—	149,625,604
Mortgage-Backed Securities	—	33,221,509	—	33,221,509
Asset-Backed Securities	—	27,902,441	—	27,902,441
Foreign Government Obligations	—	3,466,083	—	3,466,083
Municipal Government Obligation	—	49,263	—	49,263
Commercial Paper	—	117,321,868	—	117,321,868
Short-Term U.S. Government Obligation	—	1,717,750	—	1,717,750
Other Investment Company	939,210	—	—	939,210
Repurchase Agreement	—	11,303,308	—	11,303,308
Total Investments	$788,865,222	$677,208,522	$—	$1,466,073,744
LIABILITIES
Other Financial Instruments
Futures Contracts (I)	$(31,102)	$—	$—	$(31,102)
Total Other Financial Instruments	$(31,102)	$—	$—	$(31,102)
Transamerica Series Trust

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)
At March 31, 2025
(unaudited)
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
(A)	Percentage rounds to less than 0.1% or (0.1)%.
(B)	Non-income producing security.
(C)
Security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Security may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2025, the total value of 144A securities is $205,738,334, representing 15.2% of the
Portfolio's net assets.

(D)
Floating or variable rate security. The rate disclosed is as of March 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.

(E)
All or a portion of the security is on loan. The total value of the securities on loan is $919,518, collateralized by cash collateral of $939,210. The amount on loan indicated may not correspond with the securities on loan identified because a security with pending sales are in the process of recall from the brokers.

(F)
When-issued, delayed-delivery and/or forward commitment (including TBAs) security. Security to be settled and delivered after March 31, 2025.
Security may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.

(G)	Rate disclosed reflects the yield at March 31, 2025.
(H)
There were no transfers in or out of Level 3 during the period ended March 31, 2025. Please reference the Investment Valuation section of the Notes to
Schedule of Investments for more information regarding investment valuation and pricing inputs.

(I)	Derivative instruments are valued at unrealized appreciation (depreciation).
PORTFOLIO ABBREVIATION(S):
REIT	Real Estate Investment Trust
RFUCC	Refinitiv USD IBOR Consumer Cash Fallbacks
SOFR	Secured Overnight Financing Rate
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced
Transamerica Series Trust

Transamerica Multi-Managed Balanced VP

NOTES TO SCHEDULE OF INVESTMENTS
At March 31, 2025
(unaudited)
INVESTMENT VALUATION
Transamerica Multi-Managed Balanced VP (the "Portfolio") is a series of the Transamerica Series Trust.
Transamerica Asset Management, Inc. (“TAM”) has been designated as the Portfolio's valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, with responsibility for fair valuation subject to oversight by the Portfolio's Board of Trustees. The net asset value of the Portfolio is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Portfolio's investments and derivative instruments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio's investments at March 31, 2025, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Asset-backed securities: The fair value of asset-backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.
Commercial paper: Commercial paper is valued using amortized cost, which approximates fair value. The values are generally categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.
Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.
Transamerica Series Trust

Transamerica Multi-Managed Balanced VP

NOTES TO SCHEDULE OF INVESTMENTS (continued)
At March 31, 2025
(unaudited)
Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.
Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.
Foreign government obligations: Foreign government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Foreign government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.
Mortgage-backed securities: The fair value of mortgage-backed securities is estimated based on models that consider issuer type, coupon, cash flows, mortgage prepayment projection tables and adjustable rate mortgage evaluations that incorporate index data, periodic life caps and the next coupon reset date. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.
Municipal government obligations: The fair value of municipal government obligations and variable rate notes is estimated based on models that consider, among other factors, information received from market makers and broker-dealers, current trades, bid-want lists, offerings, market movements, the liquidity of the bond, state of issuance, benchmark yield curves, and bond or note insurance. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.
U.S. government agency obligations: U.S. government agency obligations are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government obligations. Mortgage pass-throughs include to be announced (“TBA”) securities and mortgage pass-through certificates. Generally, TBA securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.
U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.
Short-term notes: The Portfolio normally values short-term government and U.S. government agency securities using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers and reference data. Certain securities are valued by principally using dealer quotations. Short-term government and U.S. government agency securities generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.
Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.
Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.
Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter ("OTC") derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties' creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail
Transamerica Series Trust

Transamerica Multi-Managed Balanced VP

NOTES TO SCHEDULE OF INVESTMENTS (continued)
At March 31, 2025
(unaudited)
material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Portfolio using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.
Transamerica Series Trust